TAXATION - Movements in the net deferred tax assets (FY) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets
Balance at the beginning		$ (6,769)	$ (2,925)	$ (2,925)	$ 30,102	$ 19,804
Recognized in profit or loss		3,746	(1,843)	(3,844)	(35,121)	8,013
Charged to invested capital	[1]				2,094	2,285
Balance at the end		(3,023)	(4,768)	(6,769)	(2,925)	30,102
Tax losses carried forward
Net deferred tax assets
Balance at the beginning		4,324	4,362	4,362	23,592	19,292
Recognized in profit or loss		(572)	(2,835)	(38)	(21,324)	2,015
Charged to invested capital	[1]				2,094	2,285
Balance at the end		3,752	1,527	4,324	4,362	23,592
Accrued expenses
Net deferred tax assets
Balance at the beginning					704	704
Recognized in profit or loss					(704)
Balance at the end						704
Property, plant and equipment.
Net deferred tax assets
Balance at the beginning		(13,765)	(7,287)	(7,287)	5,806	(192)
Recognized in profit or loss			(1,119)	(6,478)	(13,093)	5,998
Balance at the end			(8,406)	(13,765)	$ (7,287)	$ 5,806
Share-based payments
Net deferred tax assets
Balance at the beginning		2,672
Recognized in profit or loss		403	2,111	2,672
Balance at the end		$ 3,075	$ 2,111	$ 2,672

[1]	Deferred tax assets charged to invested capital is due to the Group recognizing deferred tax assets related to tax losses carried forward based on the tax losses available to the individual legal entities within the Group during the Carve-out Period, which creates differences between the income tax benefit or expense determined based on the operation results of the Bitdeer Business.